Average Annual Total Returns ((Columbia Tax-Exempt Fund))	0 Months Ended
Apr. 01, 2012
(Columbia Tax-Exempt Fund Class - A, B, C) | Lipper General Municipal Debt Funds Classification (reflects no deductions for taxes)
Average Annual Return:
1 Year	10.56%
5 Years	3.71%
10 Years	4.36%
(Columbia Tax-Exempt Fund Class - A, B, C) | Barclays Capital Municipal Bond Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	10.70%
5 Years	5.22%
10 Years	5.38%
(Columbia Tax-Exempt Fund Class - A, B, C) | Class A Shares
Average Annual Return:
1 Year	6.60%
5 Years	3.41%
10 Years	4.69%
(Columbia Tax-Exempt Fund Class - A, B, C) | Class A Shares | returns after taxes on distributions
Average Annual Return:
1 Year	6.60%
5 Years	3.41%
10 Years	4.69%
(Columbia Tax-Exempt Fund Class - A, B, C) | Class A Shares | returns after taxes on distributions and sale of Fund shares
Average Annual Return:
1 Year	5.86%
5 Years	3.53%
10 Years	4.66%
(Columbia Tax-Exempt Fund Class - A, B, C) | Class B Shares
Average Annual Return:
1 Year	5.98%
5 Years	3.28%
10 Years	4.40%
(Columbia Tax-Exempt Fund Class - A, B, C) | Class C Shares
Average Annual Return:
1 Year	10.23%
5 Years	3.79%
10 Years	4.56%
(Columbia Tax-Exempt Fund Class - Z) | Lipper General Municipal Debt Funds Classification (reflects no deductions for taxes)
Average Annual Return:
1 Year	10.56%
5 Years	3.71%
10 Years	4.36%
(Columbia Tax-Exempt Fund Class - Z) | Barclays Capital Municipal Bond Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	10.70%
5 Years	5.22%
10 Years	5.38%
(Columbia Tax-Exempt Fund Class - Z) | Class Z Shares
Average Annual Return:
1 Year	12.10%
5 Years	4.62%
10 Years	5.32%
(Columbia Tax-Exempt Fund Class - Z) | Class Z Shares | returns after taxes on distributions
Average Annual Return:
1 Year	12.10%
5 Years	4.62%
10 Years	5.32%
(Columbia Tax-Exempt Fund Class - Z) | Class Z Shares | returns after taxes on distributions and sale of Fund shares
Average Annual Return:
1 Year	9.56%
5 Years	4.60%
10 Years	5.24%